EMPLOYEE BENEFIT PLANS - SUMMARY OF CHANGE IN FUNDED STATUS AND LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Postemployment employee (liability)
Noncurrent	$ (237,221)	$ (246,517)
Pension
Change in Benefit Obligation
Benefit obligation at beginning of year	360,477	298,575
Service cost	8,223	7,381	$ 8,139
Interest cost	10,587	12,173	10,493
Plan participants’ contributions	25	43
Actuarial loss (gain)	29,738	52,549
Benefits paid, net of retiree subsidies received	(11,886)	(10,244)
Benefit obligation at end of year	397,164	360,477	298,575
Change in plan assets
Fair value of plan assets at beginning of year	288,634	279,410
Actual return on plan assets	30,632	19,194
Employer contributions	596	231
Benefits paid, net of plan participants’ contributions	(11,894)	(10,201)
Fair value of plan assets at end of year	307,968	288,634	279,410
Funded status	(89,196)	(71,843)
Postemployment employee (liability)
Current	(531)	(603)
Noncurrent	(88,665)	(71,240)
Total	(89,196)	(71,843)
OPEB
Change in Benefit Obligation
Benefit obligation at beginning of year	260,003	196,785
Service cost	4,854	4,404	4,607
Interest cost	7,026	8,324	6,365
Plan participants’ contributions		210
Actuarial loss (gain)		54,700
Benefits paid, net of retiree subsidies received		(4,420)
Benefit obligation at end of year		260,003	196,785
Change in plan assets
Fair value of plan assets at beginning of year	83,926	77,980
Actual return on plan assets		2,499
Employer contributions	8,400	7,926	6,200
Benefits paid, net of plan participants’ contributions		(4,479)
Fair value of plan assets at end of year	96,406	83,926	$ 77,980
Funded status		(176,077)
Postemployment employee (liability)
Current	(900)	(800)
Noncurrent	(148,556)	(175,277)
Total	(149,456)	(176,077)
OPEB | Affordable Care Act, Cadillac Tax Repeal
Change in Benefit Obligation
Benefit obligation at beginning of year	260,003
Service cost	4,854
Interest cost	7,026
Plan participants’ contributions	194
Actuarial loss (gain)	(23,226)
Benefits paid, net of retiree subsidies received	(2,989)
Benefit obligation at end of year	245,862	260,003
Change in plan assets
Fair value of plan assets at beginning of year	83,925
Actual return on plan assets	6,872
Employer contributions	8,436
Benefits paid, net of plan participants’ contributions	(2,827)
Fair value of plan assets at end of year	96,406	$ 83,925
Funded status	$ (149,456)